Commitments, Contingencies and Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Commitments Contingencies And Concentrations Tables
Expected contractual obligations and commitments subsequent to December 31, 2013
		Current	Long-Term
Contractual Obligations	Total	2014	2015	2016	2017	2018	Thereafter
Operating Leases	6,851	685	543	523	544	553	4,003